 December 27, 2012

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Amendment to Form N-14 for the Calvert VP S&P 500 Index Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-185528)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of Calvert Variable Products, Inc. is an amendment to Form N-14 for the Calvert VP S&P 500 Index Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The sole purpose of this filing is to correct the file number under which the first amendment to Form N-14 was filed.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.